Shareholder Report, Line Graph (Details) - USD ($)														2 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	14 Months Ended		15 Months Ended		21 Months Ended	22 Months Ended	23 Months Ended	26 Months Ended		27 Months Ended		33 Months Ended	34 Months Ended	35 Months Ended	38 Months Ended		39 Months Ended		45 Months Ended	46 Months Ended	47 Months Ended	50 Months Ended		51 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	62 Months Ended		63 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	74 Months Ended		75 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	86 Months Ended		93 Months Ended	94 Months Ended	95 Months Ended	98 Months Ended
	May 02, 2024		Aug. 13, 2021		Jul. 24, 2018		Sep. 11, 2017		Feb. 01, 2017		Dec. 21, 2016 [7]	Dec. 08, 2016 [2]	Aug. 23, 2016 [1]	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2021	Oct. 31, 2018	Oct. 31, 2024	Oct. 31, 2017	Oct. 31, 2017	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2022	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2018	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2023	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2019	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2024	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2020	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares
Account Value [Line Items]
Accumulated Value													$ 10,000		$ 9,880								$ 11,210							$ 11,600							$ 12,680							$ 13,440						$ 16,080						$ 14,730						$ 15,880				$ 19,770
Vest US Large Cap 10% Buffer Strategies Fund - Investor Class Shares
Account Value [Line Items]
Accumulated Value												$ 10,000									$ 10,960							$ 11,310							$ 12,330							$ 13,060						$ 15,580						$ 14,230						$ 15,300					$ 19,000
Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares
Account Value [Line Items]
Accumulated Value					$ 10,000	[3]											$ 9,780								$ 10,660							$ 11,280							$ 13,470						$ 12,300						$ 13,230						$ 16,420
Vest US Large Cap 10% Buffer Strategies Fund - Class C Shares
Account Value [Line Items]
Accumulated Value					10,000	[4]											9,700								10,500							11,030							13,060						11,840						12,640						15,580
Vest US Large Cap 10% Buffer Strategies Fund - Class R Shares
Account Value [Line Items]
Accumulated Value	$ 10,000	[5]																$ 10,780
Vest US Large Cap 10% Buffer Strategies Fund - Class Y Shares
Account Value [Line Items]
Accumulated Value					10,000	[6]											9,790								10,730							11,400							13,680						12,550						13,570						16,930
Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares
Account Value [Line Items]
Accumulated Value											$ 10,000									$ 11,500							$ 12,000							$ 13,770							$ 14,690						$ 18,510						$ 17,510						$ 18,690					$ 21,660
Vest US Large Cap 20% Buffer Strategies Fund - Investor Class Shares
Account Value [Line Items]
Accumulated Value									$ 10,000	[8]									$ 11,330							$ 11,800							$ 13,510							$ 14,390						$ 18,060						$ 17,060						$ 18,200					$ 21,030
Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares
Account Value [Line Items]
Accumulated Value									10,000	[9]									11,330							11,800							13,510							14,390						18,060						17,060						18,200					20,740
Vest US Large Cap 20% Buffer Strategies Fund - Class C Shares
Account Value [Line Items]
Accumulated Value					10,000	[10]											9,620								10,930							11,490							14,320						13,400						14,170						16,260
Vest US Large Cap 20% Buffer Strategies Fund - Class R Shares
Account Value [Line Items]
Accumulated Value	10,000	[11]																10,560
Vest US Large Cap 20% Buffer Strategies Fund - Class Y Shares
Account Value [Line Items]
Accumulated Value					10,000	[12]											9,650								11,100							11,880							14,990						14,210						15,200						17,650
Vest S&P 500® Dividend Aristocrats Target Income Fund - Institutional Class Shares
Account Value [Line Items]
Accumulated Value							$ 10,000	[13]						$ 10,250								$ 10,810							$ 12,540							$ 12,450							$ 16,690						$ 15,890						$ 15,730						$ 18,920
Vest S&P 500® Dividend Aristocrats Target Income Fund - Investor Class Shares
Account Value [Line Items]
Accumulated Value							10,000	[14]						10,230								10,770							12,460							12,340							16,500						15,680						15,470						18,570
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class A Shares
Account Value [Line Items]
Accumulated Value							10,000	[15]						10,240								10,780							12,480							12,370							16,520						15,700						15,500						18,600
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class C Shares
Account Value [Line Items]
Accumulated Value							10,000	[16]						10,230								10,690							12,260							12,050							16,000						15,080						14,780						17,610
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class R Shares
Account Value [Line Items]
Accumulated Value	10,000	[17]																10,680
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class Y Shares
Account Value [Line Items]
Accumulated Value					10,000	[18]											9,860								11,460							11,420							15,330						14,640						14,530						17,530
Vest Bitcoin Strategy Managed Volatility Fund - Institutional Class Shares
Account Value [Line Items]
Accumulated Value			$ 10,000	[19]												$ 12,290								$ 5,770							$ 8,050							$ 14,950
Vest Bitcoin Strategy Managed Volatility Fund - Investor Class Shares
Account Value [Line Items]
Accumulated Value			10,000	[20]												12,280								5,800							8,090							15,080
Vest Bitcoin Strategy Managed Volatility Fund - Class R Shares
Account Value [Line Items]
Accumulated Value	10,000	[21]																11,780
Vest Bitcoin Strategy Managed Volatility Fund - Class Y Shares
Account Value [Line Items]
Accumulated Value			10,000	[22]												12,280								5,770							8,060							15,100
S&P 500® Index
Account Value [Line Items]
Accumulated Value	$ 10,000	[5]	$ 10,000	[19]	$ 10,000	[3]	$ 10,000	[13]	$ 10,000	[8]	$ 10,000	$ 10,000	$ 10,000	$ 10,370	$ 9,750	$ 10,340	$ 9,660	$ 11,340	$ 11,470	$ 11,560	$ 11,660	$ 11,130	$ 12,060	$ 8,830	$ 11,050	$ 12,310	$ 12,410	$ 12,520	$ 12,730	$ 12,940	$ 9,720	$ 12,120	$ 14,070	$ 14,190	$ 14,310	$ 13,960	$ 14,800	$ 13,420	$ 17,320	$ 15,440	$ 15,560	$ 15,710	$ 19,960	$ 16,230	$ 14,790	$ 22,060	$ 22,240	$ 22,450	$ 17,040	$ 23,200	$ 16,290	$ 18,840	$ 18,990	$ 19,170	$ 18,770	$ 19,810	$ 22,480	$ 20,750	$ 20,920	$ 21,110	$ 25,910	$ 21,820	$ 28,640	$ 28,870	$ 29,140	$ 30,120

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